Related parties	6 Months Ended
Jun. 30, 2020
Related parties
Related parties

24.Related parties

The Company’s related parties are subsidiaries, joint ventures, associates, stockholders and its related entities and key management personnel of the Company. Transactions between the parent company and its subsidiaries are eliminated on consolidation and are not disclosed in this note.

Related party transactions were made by the Company on terms equivalent to those that prevail in arm´s-length transactions, with respect to price and market conditions that are no less favorable to the Company than those arranged with third parties.

Purchases, accounts receivable and other assets, and accounts payable and other liabilities relate largely to amounts charged by joint ventures and associates related to the pelletizing plants operational lease and railway transportation services.

Information about related party transactions and effects on the financial statements is set out below:

a) Transactions with related parties

	Three-month period ended June 30,
	2020				2019
	Joint		Major		Joint		Major
	Ventures	Associates	stockholders	Total	Ventures	Associates	stockholders	Total
Net operating revenue	68	57	55	180	96	68	46	210
Cost and operating expenses	(261)	(5)	—	(266)	(398)	(7)	—	(405)
Financial result	8	2	(13)	(3)	(12)	—	(1)	(13)

	Six-month period ended June 30,
	2020				2019
	Joint		Major		Joint		Major
	Ventures	Associates	stockholders	Total	Ventures	Associates	stockholders	Total
Net operating revenue	137	118	87	342	160	136	90	386
Cost and operating expenses	(528)	(11)	—	(539)	(896)	(15)	—	(911)
Financial result	29	4	(36)	(3)	(10)	—	(31)	(41)

Net operating revenue relates to sale of iron ore to the steelmakers and right to use capacity on railroads. Cost and operating expenses mostly relates to the variable lease payments of the pelletizing plants and the logistical costs for using the Nacala Logistic Corridor.

b) Outstanding balances with related parties

	June 30, 2020				December 31, 2019
	Joint		Major		Joint		Major
	Ventures	Associates	stockholders (iii)	Total	Ventures	Associates	stockholders (iii)	Total
Assets
Cash and cash equivalents	—	—	1,361	1,361	—	—	1,384	1,384
Accounts receivable	70	29	3	102	91	22	5	118
Dividends receivable	76	6	—	82	83	6	—	89
Loans (i)	1,894	—	—	1,894	1,919	—	—	1,919
Derivatives financial instruments	—	—	—	—	—	—	42	42
Other assets	62	—	—	62	65	—	—	65

Liabilities
Supplier and contractors	94	10	122	226	302	28	37	367
Loans (ii)	—	1,390	988	2,378	—	1,367	1,688	3,055
Derivatives financial instruments	—	—	102	102	—	—	64	64
Other liabilities	294	49	—	343	569	—	—	569
(i)	Refers to the loan with Nacala BV.
(ii)	Mainly relates to the loan from Pangea Emirates Ltd.
(iii)	Refers to regular financial instruments with large financial institutions of which the stockholders are part of the controlling “shareholders’ agreement”.